RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (Junqiang Chen ceased to be the legal representative on December 31, 2023, and Dogness Technology ceased to be a related party as of such time)

SCHEDULE OF DUE FROM RELATED PARTIES	Due from a related party consist of mainly rent receivables from the following:
	As of	As of
	June 30, 2025	June 30, 2024

Linsun	$108,387	$97,037

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consist of the following:
	As of	As of
	June 30, 2025	June 30, 2024

Mr. Silong Chen	$32,171	$512,499
Dogness Network	-	5,504
Total	$32,171	$518,003

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023

Dogness Network	$-	$52,830	$1,543,979
Dogness Technology	-	48,625	156,194
Total	$-	$101,455	$1,700,173

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES	Accounts receivable from related parties consisted of the following:
	As of	As of
	June 30, 2025	June 30, 2024

Dogness Network	$12,135	$582,182

SCHEDULE OF ADVANCE TO SUPPLIER FROM RELATED PARTIES	Advance to supplier from related party consisted of the following:
	As of	As of
	June 30, 2025	June 30, 2024

Linsun	$-	$50,908

SCHEDULE OF ACCOUNTS PAYABLE FROM RELATED PARTY	Account payable from related party consisted of the following:
	As of	As of
	June 30, 2025	June 30, 2024

Linsun	$22,663	$-